Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of Dividends [abstract]
Prior year final dividend, Per share	$ 0.63	$ 0.43	$ 0.43
Interim dividend, Per share			0.55
Dividends paid during the period, Per share	$ 0.63	$ 0.43	$ 0.98
Prior year final dividend, Total	$ 3,356	$ 2,291	$ 2,291
Interim dividend, Total			2,930
Dividends paid during the period, Total	$ 3,356	$ 2,291	$ 5,221